Consolidated Statements of Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 1,870,346	$ 1,526,424	$ 1,501,848
Cost of sales:
Cost of sales	574,467	449,651	444,165
Acquisition-related intangible amortization	63,164	71,511	56,723
Total cost of sales	637,631	521,162	500,888
Gross profit	1,232,715	1,005,262	1,000,960
Operating expenses:
Research and development	149,072	157,448	161,852
Sales and marketing	413,684	391,906	392,281
General and administrative	111,678	112,262	104,568
Acquisition-related intangible amortization	20,811	29,973	39,032
Restructuring, acquisition, integration and other, net	150,005	199,778	28,659
Long-lived asset impairments	1,034	140,031	7,987
Total operating expenses	846,284	1,031,398	734,379
Income (loss) from operations	386,431	(26,136)	266,581
Other income (expense):
Interest income	10,032	22,113	20,851
Interest expense	(71,317)	(74,185)	(67,293)
Other income, net	114,326	432	5,598
Total other income (expense), net	53,041	(51,640)	(40,844)
Income (loss) before income tax (benefit) expense	439,472	(77,776)	225,737
Income tax expense (benefit)	80,284	(36,321)	35,357
Net income (loss)	$ 359,188	$ (41,455)	$ 190,380
Basic (loss) earnings per common share (in USD per share)	$ 1.57	$ (0.18)	$ 0.84
Diluted (loss) earnings per common share (in USD per share)	$ 1.53	$ (0.18)	$ 0.82
Weighted-average common shares outstanding
Basic (in shares)	228,427	226,777	226,640
Diluted (in shares)	234,214	226,777	233,456